Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Deferred tax assets	$ 113,049	$ 126,213	$ 163,282	$ 3,604	$ 159,286
Deferred tax liabilities	(89,924)	(93,310)	(127,193)	$ (2,867)	$ (201,741)
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	32,030	37,253	21,126
Recognized in profit or loss	(872)	(5,223)	16,127
Ending balance	31,158	32,030	37,253
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	42,452	40,741	38,894
Ending balance	42,560	42,452	40,741
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	14,367	14,377	12,859
Recognized in profit or loss	3,500	(10)	1,518
Ending balance	17,867	14,367	14,377
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance		1,626	8,132
Recognized in profit or loss		(1,626)	(6,506)
Ending balance			1,626
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	25,917	42,057	48,433
Recognized in profit or loss	(5,232)	(4,879)	(4,236)
Recognized in other comprehensive income	(12,561)	(11,261)	(2,140)
Ending balance	8,124	25,917	42,057
Impairment loss on financial assets [Member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	2,000
Ending balance	2,000
Unrealized exchange losses deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance		18,185	24,217
Recognized in profit or loss		(18,185)	(6,032)
Ending balance			18,185
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	11,447	9,043	5,625
Recognized in profit or loss	(107)	2,404	3,418
Ending balance	11,340	11,447	9,043
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	126,213	163,282	159,286
Recognized in profit or loss	(603)	(25,808)	6,136
Recognized in other comprehensive income	(12,561)	(11,261)	(2,140)
Ending balance	113,049	126,213	163,282
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(65,746)	(74,832)	(116,974)
Recognized in profit or loss	3,454	9,086	42,142
Ending balance	(62,292)	(65,746)	(74,832)
Unrealized exchange gains losses deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(9,810)
Recognized in profit or loss	8,745	(9,810)
Ending balance	(1,065)	(9,810)
Property, plant and equipment [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	108	1,711	1,847
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(17,747)	(21,205)	(72,843)
Recognized in other comprehensive income	(8,820)	3,458	51,638
Ending balance	(26,567)	(17,747)	(21,205)
Gain on investment in associates [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance		(31,151)	(11,923)
Recognized in profit or loss		31,151	(19,228)
Ending balance			(31,151)
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(7)	(5)	(1)
Recognized in profit or loss	7	(2)	(4)
Ending balance		(7)	(5)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(93,310)	(127,193)	(201,741)
Recognized in profit or loss	12,206	30,425	22,910
Recognized in other comprehensive income	(8,820)	3,458	51,638
Ending balance	$ (89,924)	$ (93,310)	$ (127,193)